COMMITMENTS (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Oct. 31, 2020 item
Other Commitments [Line Items]
Maximum number of demands for registration of securities | item				3
Cash Discount (in percent)		3.5	3.5
Cash discount		$ 17,500,000	$ 17,500,000
Working capital loans		$ 1,500,000
Business Acquisition Share Price per warrant | $ / shares	$ 1.50	$ 1.50
Outstanding working capital Loan	$ 0	$ 0
Representative Of The Underwriters
Other Commitments [Line Items]
Cash Discount (in percent)		2.25	2.25
Cash discount		$ 11,250,000	$ 11,250,000
Moelis & Company LLC
Other Commitments [Line Items]
Cash Discount (in percent)		1.25	1.25
Cash discount		$ 6,250,000	$ 6,250,000